OTHER ASSETS	6 Months Ended
Mar. 31, 2026
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER ASSETS

9. OTHER ASSETS

Other assets as of March 31, 2026 and September 30, 2025 consisted of the following (in thousands):

	March 31, 2026	September 30, 2025
Net investment in the lease	¥1,889	¥2,588
Guarantee deposits(a)	4,407	4,407
Investment in security(b)	3,000	3,000
Prepaid expenses (non-current)	202	202
Others	10	9
Total	¥9,508	¥10,206

(a)	Guarantee deposits represent deposit paid to lessors in connection with lease agreements.

(b)	Investment in security represents an investment in a non-public company for which fair value is not readily determinable. Investment in security is accounted for using the measurement alternative in accordance with ASC 321-10-35-2. For the six months ended March 31, 2026, 2025, and 2024, no upward or downward adjustments have been recorded as the Company did not identify any observable price changes in orderly transactions for any identical or similar investment of the same issuer.